Pension Plan (Narrative) (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Pension Benefits [Member]	Dec. 31, 2011 Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Percentage (in percent)	100.00%	100.00%	100.00%
Estimated net loss amortized from accumulated other comprehensive income into net periodic benefit cost over the next year			$ 47,000
Estimated prior service cost amortized from accumulated other comprehensive income into net periodic benefit cost over the next year			9,000
Estimated transitional asset amortized from accumulated other comprehensive income into net periodic benefit cost over the next year			13,000
Employer contributions	74,000	48,000	169,000	173,000
Expected contributions in 2013			$ 200,000